Organization and Nature of Business (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 06, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 17, 2020	Jan. 10, 2020	Nov. 06, 2019	Apr. 10, 2019	Sep. 03, 2018
Organization and Nature of Business (Details) [Line Items]
Ownership and joint venture equity, percentage					40.00%	90.00%	20.00%	51.00%
Reverse stock split, description		After the close of the stock market on July 7, 2020, the Company effected a l-for-5 reverse stock split of its common stock in order to satisfy continued listing requirements of its common stock on the NASDAQ Capital Market. The reverse stock split was approved by the Company’s board of directors and stockholders and was intended to allow the company to meet the minimum share price requirement of $1.00 per share for continued listing on the NASDAQ Capital Market.	After the close of the stock market on July 7, 2020, the Company effected a l-for-5 reverse stock split of its common stock in order to satisfy continued listing requirements of its common stock on the NASDAQ Capital Market. The reverse stock split was approved by the Company’s board of directors and stockholders and was intended to allow the company to meet the minimum share price requirement of $1.00 per share for continued listing on the NASDAQ Capital Market.
RMB [Member]
Organization and Nature of Business (Details) [Line Items]
Aggregate consideration paid in cash	$ 3,750,000
Aggregate consideration paid in restricted shares				$ 1,500,000
Maximum [Member]
Organization and Nature of Business (Details) [Line Items]
Ownership and joint venture equity, percentage							90.00%
Minimum [Member]
Organization and Nature of Business (Details) [Line Items]
Ownership and joint venture equity, percentage							20.00%
Sea Continent [Member]
Organization and Nature of Business (Details) [Line Items]
Ownership and joint venture equity, percentage	75.00%					80.00%